RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions
Commission income	¥ 490
Amount due to related parties	21,388	¥ 11,988
STT Singapore DC Pte. Ltd.
Related Party Transactions
Commission income	246
Amount due to related parties	10,195	5,350
Billed on behalf of related parties	17,237
STT DEFU 2 Pte. Ltd.
Related Party Transactions
Commission income	244
Amount due to related parties	11,193	¥ 6,638
Billed on behalf of related parties	¥ 19,655